Derivative financial instruments - Derivative financial instruments and underlying hedged items (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) T BRL (R$)	Dec. 31, 2019 USD ($) T BRL (R$)	Dec. 31, 2018 USD ($)
Fair value by strategy
Fair value	$ 5,106	$ (2,294)	$ (3,017)
Current assets	16,329	4,835
Non-current assets	15,651	14,689
Current liabilities	(5,390)	(8,276)
Non-current liabilities	(21,484)	(13,542)
Hedging programs for mismatches of quotational periods
Fair value by strategy
Fair value	$ 2,398	$ (713)
Hedging programs for mismatches of quotational periods | Zinc forward
Fair value by strategy
Nominal | T	204,394	258,220
Fair value	$ 2,398	$ (713)
Hedging programs for sales of zinc at fixed price
Fair value by strategy
Fair value	$ 1,815	$ (1,043)
Hedging programs for sales of zinc at fixed price | Zinc forward
Fair value by strategy
Nominal | T	15,695	15,252
Fair value	$ 1,815	$ (1,043)
Hedging programs for interest rate risk
Fair value by strategy
Fair value	$ 1,310	$ 69
Hedging programs for interest rate risk | LIBOR vs. CDI
Fair value by strategy
Nominal		90,000
Fair value		$ (1,413)
Hedging programs for interest rate risk | IPCA vs. CDI
Fair value by strategy
Nominal | R$	226,880	226,880
Fair value	$ 1,310	$ 1,482
Hedging programs for foreign exchange risk
Fair value by strategy
Fair value	$ (417)	$ (607)
Hedging programs for foreign exchange risk | BRL vs. USD
Fair value by strategy
Nominal | R$	477,000
Fair value	$ (417)
Hedging programs for foreign exchange risk | Collars USD vs. BRL
Fair value by strategy
Nominal | R$		653,148
Fair value		$ (607)